UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 1999

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one):

                                [_] is a restatement.
                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:      Thomas W. Smith
     Address:   323 Railroad Avenue    Greenwich      CT        06830
                (Street)               (City)       (State)     (Zip)

     Form 13F File Number:  28-1909

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:    Thomas W. Smith
         Title:   Investment Manager
         Phone:   203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[Signature]

Greenwich, CT
[City, State]

May 22, 2000
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:               1

         Form 13F Information Table Entry Total:          7

         Form 13F Information Table Value Total:          $111,935   (thousands)



THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.


List of Other Included Managers:

No.              Form 13F File No.:                          Name:
01               28-3444                                     Thomas N. Tryforos

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

                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER           VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE      SHARED       NONE
   --------------        --------------    -----     --------  -------   ---  ----  -------   --------   ----      ------       ----
WHOLE FOOD MARKET, INC.       COM        9668371068     3319     101450  SH           SOLE               101450
WHOLE FOOD MARKET, INC.       COM        9668371068    31151     952070  SH          OTHER      01       952070
AMERICAN POWER CONV. CORP.    COM        290661075      1650      86820  SH           SOLE                86820
AMERICAN POWER CONV. CORP.    COM        290661075     33381    1756900  SH          OTHER      01      1756900
KEANE INC.                    COM        4866651023       19        820  SH           SOLE                  820
KEANE INC.                    COM        4866651023    21895     959800  SH          OTHER      01       959800
AIRGAS, INC.                  COM        9393102       20520    1765195  SH          OTHER      01      1765195